SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

July 21, 2025 the Company closed a financing of 4,672,895 units consisting of one common share and one warrant to purchase one common share with an issue price of US$ 5.35 per unit for gross proceeds of CAD$ 34,279,247 (US$24,999,998) with estimated share issue costs of CAD$ 2,502,384 (US$ 1,824,999) for net proceeds of CAD$ 31,776,863 (US$ 23,174,989). Warrants have an exercise price of CAD$ 7.3579 and expire in five years. 233,644 broker warrants were issued on the transaction with and exercise price of CAD$ 9.1973 and expire in three years.

Subsequent to June 30, 2025, there have been a total of 3,168,463 warrants exercised for total proceeds of CAD$ 14,580,351 and a total of 388,334 broker warrants exercised for total proceeds of $1,668,087. Warrant and broker warrants exercises were from the following issuances:

Warrants
Issuance	Number exercised	Proceeds
February 26, 2024	156,297	$939,480
November 19, 2024	746,666	2,471,061
May 5, 2025	495,000	1,989,747
June 12, 2025	1,670,500	8,444,273
July 21, 2025	100,000	735,790
	3,168,463	$14,580,351

Broker Warrants
Issuance	Number exercised	Proceeds
August 21, 2024	33,334	$171,400
May 5, 2025	80,000	322,225
June 12, 2025	275,000	1,174,462
	388,334	$1,668,087
Total exercises	3,556,797	$16,248,438